TAXATION - Uncertain Tax Positions (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Reconciliation of the beginning and ending amount of liabilities associated with uncertain tax positions
Unrecognized tax benefits	¥ 34,589	¥ 32,152